Annual Fund Operating Expenses	Sep. 30, 2021
Prospectus #1 | Delaware Ivy California Municipal High Income Fund | Class A
Operating Expenses:
Management fees	0.52%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.56%
Total annual fund operating expenses	1.33%
Fee waivers and expense reimbursements	(0.53%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.80%
Prospectus #1 | Delaware Ivy California Municipal High Income Fund | Class C
Operating Expenses:
Management fees	0.52%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.58%
Total annual fund operating expenses	2.10%
Fee waivers and expense reimbursements	(0.45%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.65%
Prospectus #1 | Delaware Ivy California Municipal High Income Fund | Class I
Operating Expenses:
Management fees	0.52%
Distribution and service (12b-1) fees	none
Other expenses	0.69%
Total annual fund operating expenses	1.21%
Fee waivers and expense reimbursements	(0.61%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.60%
Prospectus #1 | Delaware Ivy California Municipal High Income Fund | Class Y
Operating Expenses:
Management fees	0.52%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.68%
Total annual fund operating expenses	1.45%
Fee waivers and expense reimbursements	(0.65%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.80%
Prospectus #1 | Delaware Ivy Cash Management Fund | Class A
Operating Expenses:
Management fees	0.33%
Distribution and service (12b-1) fees	none
Other expenses	0.26%
Total annual fund operating expenses	0.59%
Prospectus #1 | Delaware Ivy Cash Management Fund | Class C
Operating Expenses:
Management fees	0.33%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.23%
Total annual fund operating expenses	1.56%
Prospectus #1 | Delaware Ivy Corporate Bond Fund | Class A
Operating Expenses:
Management fees	0.47%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.24%
Total annual fund operating expenses	0.96%
Prospectus #1 | Delaware Ivy Corporate Bond Fund | Class C
Operating Expenses:
Management fees	0.47%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.37%
Total annual fund operating expenses	1.84%
Prospectus #1 | Delaware Ivy Corporate Bond Fund | Class I
Operating Expenses:
Management fees	0.47%
Distribution and service (12b-1) fees	none
Other expenses	0.23%
Total annual fund operating expenses	0.70%
Prospectus #1 | Delaware Ivy Corporate Bond Fund | Class R6
Operating Expenses:
Management fees	0.47%
Distribution and service (12b-1) fees	none
Other expenses	0.08%
Total annual fund operating expenses	0.55%
Prospectus #1 | Delaware Ivy Corporate Bond Fund | Class Y
Operating Expenses:
Management fees	0.47%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.23%
Total annual fund operating expenses	0.95%
Prospectus #1 | Delaware Ivy Crossover Credit Fund | Class A
Operating Expenses:
Management fees	0.50%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.48%
Total annual fund operating expenses	1.23%
Fee waivers and expense reimbursements	(0.33%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.90%
Prospectus #1 | Delaware Ivy Crossover Credit Fund | Class I
Operating Expenses:
Management fees	0.50%
Distribution and service (12b-1) fees	none
Other expenses	0.53%
Total annual fund operating expenses	1.03%
Fee waivers and expense reimbursements	(0.38%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.65%
Prospectus #1 | Delaware Ivy Crossover Credit Fund | Class R6
Operating Expenses:
Management fees	0.50%
Distribution and service (12b-1) fees	none
Other expenses	0.37%
Total annual fund operating expenses	0.87%
Fee waivers and expense reimbursements	(0.22%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.65%
Prospectus #1 | Delaware Ivy Crossover Credit Fund | Class Y
Operating Expenses:
Management fees	0.50%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.51%
Total annual fund operating expenses	1.26%
Fee waivers and expense reimbursements	(0.36%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.90%
Prospectus #1 | Delaware Ivy Emerging Markets Local Currency Debt Fund | Class A
Operating Expenses:
Management fees	0.75%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.63%
Acquired Fund Fees and Expenses	0.01%	[3]
Total annual fund operating expenses	1.63%	[4]
Fee waivers and expense reimbursements	(0.40%)	[5]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.24%
Prospectus #1 | Delaware Ivy Emerging Markets Local Currency Debt Fund | Class C
Operating Expenses:
Management fees	0.75%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.49%
Acquired Fund Fees and Expenses	0.01%	[3]
Total annual fund operating expenses	2.24%	[4]
Fee waivers and expense reimbursements	(0.40%)	[5]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.85%
Prospectus #1 | Delaware Ivy Emerging Markets Local Currency Debt Fund | Class I
Operating Expenses:
Management fees	0.75%
Distribution and service (12b-1) fees	none
Other expenses	0.67%
Acquired Fund Fees and Expenses	0.01%	[3]
Total annual fund operating expenses	1.42%	[4]
Fee waivers and expense reimbursements	(0.62%)	[5]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.81%
Prospectus #1 | Delaware Ivy Emerging Markets Local Currency Debt Fund | Class R6
Operating Expenses:
Management fees	0.75%
Distribution and service (12b-1) fees	none
Other expenses	0.46%
Acquired Fund Fees and Expenses	0.01%	[3]
Total annual fund operating expenses	1.21%	[4]
Fee waivers and expense reimbursements	(0.41%)	[5]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.81%
Prospectus #1 | Delaware Ivy Emerging Markets Local Currency Debt Fund | Class Y
Operating Expenses:
Management fees	0.75%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.60%
Acquired Fund Fees and Expenses	0.01%	[3]
Total annual fund operating expenses	1.60%	[4]
Fee waivers and expense reimbursements	(0.40%)	[5]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.21%
Prospectus #1 | Delaware Ivy Government Securities Fund | Class A
Operating Expenses:
Management fees	0.50%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.25%
Total annual fund operating expenses	1.00%
Fee waivers and expense reimbursements	(0.03%)	[6]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.97%
Prospectus #1 | Delaware Ivy Government Securities Fund | Class C
Operating Expenses:
Management fees	0.50%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.32%
Total annual fund operating expenses	1.82%
Fee waivers and expense reimbursements	none	[6]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.82%
Prospectus #1 | Delaware Ivy Government Securities Fund | Class I
Operating Expenses:
Management fees	0.50%
Distribution and service (12b-1) fees	none
Other expenses	0.26%
Total annual fund operating expenses	0.76%
Fee waivers and expense reimbursements	(0.04%)	[6]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.72%
Prospectus #1 | Delaware Ivy Government Securities Fund | Class R6
Operating Expenses:
Management fees	0.50%
Distribution and service (12b-1) fees	none
Other expenses	0.10%
Total annual fund operating expenses	0.60%
Fee waivers and expense reimbursements	none	[6]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.60%
Prospectus #1 | Delaware Ivy High Yield Fund | Class A
Operating Expenses:
Management fees	0.62%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.26%
Total annual fund operating expenses	1.13%
Fee waivers and expense reimbursements	(0.14%)	[7]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.99%
Prospectus #1 | Delaware Ivy High Yield Fund | Class I
Operating Expenses:
Management fees	0.62%
Distribution and service (12b-1) fees	none
Other expenses	0.35%
Total annual fund operating expenses	0.97%
Fee waivers and expense reimbursements	(0.25%)	[7]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.72%
Prospectus #1 | Delaware Ivy High Yield Fund | Class R6
Operating Expenses:
Management fees	0.62%
Distribution and service (12b-1) fees	none
Other expenses	0.18%
Total annual fund operating expenses	0.80%
Fee waivers and expense reimbursements	(0.08%)	[7]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.72%
Prospectus #1 | Delaware Ivy International Small Cap Fund | Class A
Operating Expenses:
Management fees	1.00%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.34%
Total annual fund operating expenses	1.59%
Fee waivers and expense reimbursements	(0.22%)	[8]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.37%
Prospectus #1 | Delaware Ivy International Small Cap Fund | Class C
Operating Expenses:
Management fees	1.00%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.34%
Total annual fund operating expenses	2.34%
Fee waivers and expense reimbursements	(0.22%)	[8]
Total annual fund operating expenses after fee waivers and expense reimbursements	2.12%
Prospectus #1 | Delaware Ivy International Small Cap Fund | Class I
Operating Expenses:
Management fees	1.00%
Distribution and service (12b-1) fees	none
Other expenses	0.40%
Total annual fund operating expenses	1.40%
Fee waivers and expense reimbursements	(0.41%)	[8]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.99%
Prospectus #1 | Delaware Ivy International Small Cap Fund | Class R6
Operating Expenses:
Management fees	1.00%
Distribution and service (12b-1) fees	none
Other expenses	0.22%
Total annual fund operating expenses	1.22%
Fee waivers and expense reimbursements	(0.23%)	[8]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.99%
Prospectus #1 | Delaware Ivy International Small Cap Fund | Class Y
Operating Expenses:
Management fees	1.00%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.38%
Total annual fund operating expenses	1.63%
Fee waivers and expense reimbursements	(0.26%)	[8]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.37%
Prospectus #1 | Delaware Ivy Multi-Asset Income Fund | Class A
Operating Expenses:
Management fees	0.70%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.29%
Total annual fund operating expenses	1.24%
Fee waivers and expense reimbursements	(0.07%)	[9]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.17%
Prospectus #1 | Delaware Ivy Multi-Asset Income Fund | Class C
Operating Expenses:
Management fees	0.70%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.32%
Total annual fund operating expenses	2.02%
Fee waivers and expense reimbursements	(0.07%)	[9]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.95%
Prospectus #1 | Delaware Ivy Multi-Asset Income Fund | Class I
Operating Expenses:
Management fees	0.70%
Distribution and service (12b-1) fees	none
Other expenses	0.29%
Total annual fund operating expenses	0.99%
Fee waivers and expense reimbursements	(0.24%)	[9]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.75%
Prospectus #1 | Delaware Ivy Multi-Asset Income Fund | Class R6
Operating Expenses:
Management fees	0.70%
Distribution and service (12b-1) fees	none
Other expenses	0.14%
Total annual fund operating expenses	0.84%
Fee waivers and expense reimbursements	(0.09%)	[9]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.75%
Prospectus #1 | Delaware Ivy Multi-Asset Income Fund | Class Y
Operating Expenses:
Management fees	0.70%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.27%
Total annual fund operating expenses	1.22%
Fee waivers and expense reimbursements	(0.07%)	[9]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.15%
Prospectus #1 | Delaware Ivy Strategic Income Fund | Class A
Operating Expenses:
Management fees	0.68%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.26%
Acquired Fund Fees and Expenses	0.01%	[10]
Total annual fund operating expenses	1.19%	[11]
Fee waivers and expense reimbursements	(0.15%)	[12]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.05%
Prospectus #1 | Delaware Ivy Strategic Income Fund | Class C
Operating Expenses:
Management fees	0.68%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.37%
Acquired Fund Fees and Expenses	0.01%	[10]
Total annual fund operating expenses	2.05%	[11]
Fee waivers and expense reimbursements	(0.23%)	[12]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.83%
Prospectus #1 | Delaware Ivy Strategic Income Fund | Class I
Operating Expenses:
Management fees	0.68%
Distribution and service (12b-1) fees	none
Other expenses	0.30%
Acquired Fund Fees and Expenses	0.01%	[10]
Total annual fund operating expenses	0.98%	[11]
Fee waivers and expense reimbursements	(0.31%)	[12]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.68%
Prospectus #1 | Delaware Ivy Strategic Income Fund | Class R6
Operating Expenses:
Management fees	0.68%
Distribution and service (12b-1) fees	none
Other expenses	0.16%
Acquired Fund Fees and Expenses	0.01%	[10]
Total annual fund operating expenses	0.84%	[11]
Fee waivers and expense reimbursements	(0.17%)	[12]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.68%
Prospectus #1 | Delaware Ivy Strategic Income Fund | Class Y
Operating Expenses:
Management fees	0.68%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.28%
Acquired Fund Fees and Expenses	0.01%	[10]
Total annual fund operating expenses	1.21%	[11]
Fee waivers and expense reimbursements	(0.17%)	[12]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.05%
Prospectus #1 | Delaware Ivy Total Return Bond Fund | Class A
Operating Expenses:
Management fees	0.90%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.27%
Total annual fund operating expenses	1.42%
Fee waivers and expense reimbursements	(0.18%)	[13]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.24%
Prospectus #1 | Delaware Ivy Total Return Bond Fund | Class C
Operating Expenses:
Management fees	0.90%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.23%
Total annual fund operating expenses	2.13%
Fee waivers and expense reimbursements	(0.18%)	[13]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.95%
Prospectus #1 | Delaware Ivy Total Return Bond Fund | Class I
Operating Expenses:
Management fees	0.90%
Distribution and service (12b-1) fees	none
Other expenses	0.33%
Total annual fund operating expenses	1.23%
Fee waivers and expense reimbursements	(0.23%)	[13]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.00%
Prospectus #1 | Delaware Ivy Total Return Bond Fund | Class R6
Operating Expenses:
Management fees	0.90%
Distribution and service (12b-1) fees	none
Other expenses	0.16%
Total annual fund operating expenses	1.06%
Fee waivers and expense reimbursements	(0.19%)	[13]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.87%
Prospectus #2 | Delaware Ivy ProShares Interest Rate Hedged High Yield Index Fund | Class A
Operating Expenses:
Management fees	0.50%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.58%
Total annual fund operating expenses	1.33%
Fee waivers and expense reimbursements	(0.43%)	[14]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.90%
Prospectus #2 | Delaware Ivy ProShares Interest Rate Hedged High Yield Index Fund | Class E
Operating Expenses:
Management fees	0.50%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.62%
Total annual fund operating expenses	1.37%
Fee waivers and expense reimbursements	(0.56%)	[14]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.81%
Prospectus #2 | Delaware Ivy ProShares Interest Rate Hedged High Yield Index Fund | Class I
Operating Expenses:
Management fees	0.50%
Distribution and service (12b-1) fees	none
Other expenses	0.72%
Total annual fund operating expenses	1.22%
Fee waivers and expense reimbursements	(0.57%)	[14]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.65%
Prospectus #2 | Delaware Ivy ProShares Interest Rate Hedged High Yield Index Fund | Class R
Operating Expenses:
Management fees	0.50%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.83%
Total annual fund operating expenses	1.83%
Fee waivers and expense reimbursements	(0.39%)	[14]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.44%
Prospectus #2 | Delaware Ivy ProShares MSCI ACWI Index Fund | Class A
Operating Expenses:
Management fees	0.45%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.67%
Total annual fund operating expenses	1.37%
Fee waivers and expense reimbursements	(0.48%)	[15]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.89%
Prospectus #2 | Delaware Ivy ProShares MSCI ACWI Index Fund | Class E
Operating Expenses:
Management fees	0.45%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.77%
Total annual fund operating expenses	1.47%
Fee waivers and expense reimbursements	(0.77%)	[15]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.70%
Prospectus #2 | Delaware Ivy ProShares MSCI ACWI Index Fund | Class I
Operating Expenses:
Management fees	0.45%
Distribution and service (12b-1) fees	none
Other expenses	0.73%
Total annual fund operating expenses	1.18%
Fee waivers and expense reimbursements	(0.53%)	[15]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.65%
Prospectus #2 | Delaware Ivy ProShares Russell 2000 Dividend Growers Index Fund | Class A
Operating Expenses:
Management fees	0.40%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.46%
Total annual fund operating expenses	1.11%
Fee waivers and expense reimbursements	(0.23%)	[16]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.88%
Prospectus #2 | Delaware Ivy ProShares Russell 2000 Dividend Growers Index Fund | Class E
Operating Expenses:
Management fees	0.40%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.48%
Total annual fund operating expenses	1.13%
Fee waivers and expense reimbursements	(0.46%)	[16]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.67%
Prospectus #2 | Delaware Ivy ProShares Russell 2000 Dividend Growers Index Fund | Class I
Operating Expenses:
Management fees	0.40%
Distribution and service (12b-1) fees	none
Other expenses	0.46%
Total annual fund operating expenses	0.86%
Fee waivers and expense reimbursements	(0.21%)	[16]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.65%
Prospectus #2 | Delaware Ivy ProShares S&P 500 Bond Index Fund | Class A
Operating Expenses:
Management fees	0.20%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.30%
Total annual fund operating expenses	0.75%
Fee waivers and expense reimbursements	(0.10%)	[17]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.65%
Prospectus #2 | Delaware Ivy ProShares S&P 500 Bond Index Fund | Class E
Operating Expenses:
Management fees	0.20%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.38%
Total annual fund operating expenses	0.83%
Fee waivers and expense reimbursements	(0.24%)	[17]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.59%
Prospectus #2 | Delaware Ivy ProShares S&P 500 Bond Index Fund | Class I
Operating Expenses:
Management fees	0.20%
Distribution and service (12b-1) fees	none
Other expenses	0.35%
Total annual fund operating expenses	0.55%
Fee waivers and expense reimbursements	(0.15%)	[17]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.40%
Prospectus #2 | Delaware Ivy S&P 500 Dividend Aristocrats Index Fund | Class A
Operating Expenses:
Management fees	0.35%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.28%
Total annual fund operating expenses	0.88%
Fee waivers and expense reimbursements	(0.14%)	[18]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.74%
Prospectus #2 | Delaware Ivy S&P 500 Dividend Aristocrats Index Fund | Class E
Operating Expenses:
Management fees	0.35%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.37%
Total annual fund operating expenses	0.97%
Fee waivers and expense reimbursements	(0.39%)	[18]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.58%
Prospectus #2 | Delaware Ivy S&P 500 Dividend Aristocrats Index Fund | Class I
Operating Expenses:
Management fees	0.35%
Distribution and service (12b-1) fees	none
Other expenses	0.29%
Total annual fund operating expenses	0.64%
Fee waivers and expense reimbursements	(0.14%)	[18]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.50%
Prospectus #2 | Delaware Ivy S&P 500 Dividend Aristocrats Index Fund | Class R6
Operating Expenses:
Management fees	0.35%
Distribution and service (12b-1) fees	none
Other expenses	0.13%
Total annual fund operating expenses	0.48%
Fee waivers and expense reimbursements	none	[18]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.48%
Prospectus #2 | Delaware Ivy S&P 500 Dividend Aristocrats Index Fund | Class R
Operating Expenses:
Management fees	0.35%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.39%
Total annual fund operating expenses	1.24%
Fee waivers and expense reimbursements	(0.02%)	[18]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.22%

[1]	From January 28, 2022 through January 28, 2023, Delaware Management Company (Manager), the Fund’s investment manager, Delaware Distributors, L.P. (Distributor), the Fund’s distributor and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: 0.80% for Class A shares; 1.65% for Class C shares; 0.60% for Class I shares; and 0.80% for Class Y shares. Prior to that date, the expense limitation may not be terminated without the consent of the Board of Trustees (Board).
[2]	From January 28, 2022 through January 28, 2023, Delaware Management Company (Manager), the Fund’s investment manager, Delaware Distributors, L.P. (Distributor), the Fund’s distributor and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: 0.90% for Class A shares; 0.65% for Class I shares; 0.65% for Class R6 shares; and 0.90% for Class Y shares. Prior to that date, the expense limitation may not be terminated without the consent of the Board of Trustees (Board).
[3]	Acquired Fund Fees and Expenses sets forth the Fund's pro rata portion of the cumulative expenses charged by the registered investment companies (RICs) in which the Fund invested during the last fiscal year. The actual Acquired Fund Fees and Expenses will vary with changes in the allocations of the Fund's assets. The Acquired Fund Fees and Expenses shown are based on the total expense ratio of the RICs for the RICs’ most recent fiscal period. These expenses are not direct costs paid by Fund shareholders, and are not used to calculate the Fund's NAV.
[4]	The Total annual fund operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Fund Fees and Expenses.
[5]	From January 28, 2022 through January 28, 2023, Delaware Management Company (Manager), the Fund’s investment manager, Delaware Distributors, L.P. (Distributor), the Fund’s distributor and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: 1.23% for Class A shares; 1.84% for Class C shares; 0.80% for Class I shares; 0.80% for Class R6 shares; and 1.20% for Class Y shares. Prior to that date, the expense limitation may not be terminated without the consent of the Board of Trustees (Board).
[6]	From January 28, 2022 through January 28, 2023, Delaware Management Company (Manager), the Fund’s investment manager, Delaware Distributors, L.P. (Distributor), the Fund’s distributor and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: 0.97% for Class A shares; 1.82% for Class C shares; 0.72% for Class I shares; and 0.60% for Class R6 shares. Prior to that date, the expense limitation may not be terminated without the consent of the Board of Trustees (Board).
[7]	From January 28, 2022 through January 28, 2023, Delaware Management Company (Manager), the Fund’s investment manager, Delaware Distributors, L.P. (Distributor), the Fund’s distributor and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: 0.99% for Class A shares; 0.72% for Class I shares; and 0.72% for Class R6 shares. Prior to that date, the expense limitation may not be terminated without the consent of the Board of Trustees (Board).
[8]	From January 28, 2022 through January 28, 2023, Delaware Management Company (Manager), the Fund’s investment manager, Delaware Distributors, L.P. (Distributor), the Fund’s distributor and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: 1.37% for Class A shares; 2.12% for Class C shares; 0.99% for Class I shares; 0.99% for Class R6 shares; and 1.37% for Class Y shares. Prior to that date, the expense limitation may not be terminated without the consent of the Board of Trustees (Board).
[9]	From January 28, 2022 through January 28, 2023, Delaware Management Company (Manager), the Fund’s investment manager, Delaware Distributors, L.P. (Distributor), the Fund’s distributor and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: 1.17% for Class A shares; 1.95% for Class C shares; 0.75% for Class I shares; 0.75% for Class R6 shares; and 1.15% for Class Y shares. Prior to that date, the expense limitation may not be terminated without the consent of the Board of Trustees (Board).
[10]	Acquired Fund Fees and Expenses sets forth the Fund's pro rata portion of the cumulative expenses charged by the registered investment companies (RICs) in which the Fund invested during the last fiscal year. The actual Acquired Fund Fees and Expenses will vary with changes in the allocations of the Fund's assets. The Acquired Fund Fees and Expenses shown are based on the total expense ratio of the RICs for the RICs’ most recent fiscal period. These expenses are not direct costs paid by Fund shareholders, and are not used to calculate the Fund's NAV.
[11]	The Total annual fund operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Fund Fees and Expenses.
[12]	From January 28, 2022 through January 28, 2023, Delaware Management Company (Manager), the Fund’s investment manager, Delaware Distributors, L.P. (Distributor), the Fund’s distributor and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: 1.04% for Class A shares; 1.82% for Class C shares; 0.67% for Class I shares; 0.67% for Class R6 shares; and 1.04% for Class Y shares. Prior to that date, the expense limitation may not be terminated without the consent of the Board of Trustees (Board).
[13]	From January 28, 2022 through January 28, 2023, Delaware Management Company (Manager), the Fund’s investment manager, Delaware Distributors, L.P. (Distributor), the Fund’s distributor and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: 1.24% for Class A shares; 1.95% for Class C shares; 1.00% for Class I shares; and 0.87% for Class R6 shares. Prior to that date, the expense limitation may not be terminated without the consent of the Board of Trustees (Board).
[14]	From January 28, 2022 through January 28, 2023, Delaware Management Company (Manager), the Fund’s investment manager, Delaware Distributors, L.P. (Distributor), the Fund’s distributor and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: 0.90% for Class A shares; 0.81% for Class E shares; and 0.65% for Class I shares. Prior to that date, the expense limitation may not be terminated without the consent of the Board of Trustees (Board).
[15]	From January 28, 2022 through January 28, 2023, Delaware Management Company (Manager), the Fund’s investment manager, Delaware Distributors, L.P. (Distributor), the Fund’s distributor and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: 0.89% for Class A shares; 0.70% for Class E shares; and 0.65% for Class I shares. Prior to that date, the expense limitation may not be terminated without the consent of the Board of Trustees (Board).
[16]	From January 28, 2022 through January 28, 2023, Delaware Management Company (Manager), the Fund’s investment manager, Delaware Distributors, L.P. (Distributor), the Fund’s distributor and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: 0.88% for Class A shares; 0.67% for Class E shares; and 0.65% for Class I shares. Prior to that date, the expense limitation may not be terminated without the consent of the Board of Trustees (Board).
[17]	From January 28, 2022 through January 28, 2023, Delaware Management Company (Manager), the Fund’s investment manager, Delaware Distributors, L.P. (Distributor), the Fund’s distributor and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: 0.65% for Class A shares; 0.59% for Class E shares; and 0.40% for Class I shares. Prior to that date, the expense limitation may not be terminated without the consent of the Board of Trustees (Board).
[18]	From January 28, 2022 through January 28, 2023, Delaware Management Company (Manager), the Fund’s investment manager, Delaware Distributors, L.P. (Distributor), the Fund’s distributor and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: 0.74% for Class A shares; 0.58% for Class E shares; 0.50% for Class I shares; 1.22% for Class R shares; and 0.48% for Class R6 shares. Prior to that date, the expense limitation may not be terminated without the consent of the Board of Trustees (Board).